COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Lease Commitments
2016 (six months ending December 31)	$2,996
2017	5,922
2018	5,820
2019	3,548
Thereafter	17,349

$35,635